SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On May 5, 2023, the Company entered into a securities purchase agreement (the “SPA”) with an institutional investor (the “Holder”). Pursuant to the SPA, the Company issued the Holder a 16.67% original issue discount promissory note, in favor of the Holder, in the aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory Note bears guaranteed interest at a rate of 10% per annum and is due and payable on May 5, 2024. If the Company’s PIPE financing closes in connection with the closing of its business combination, 110% of all unpaid principal under the Promissory Note and guaranteed interest of 10% are due and payable at the closing of the PIPE financing.

VSee Lab, Inc., a Delaware corporation (“VSee”) and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”), guaranteed the Company’s obligations under the SPA, the Promissory Note and the other transaction documents (the “Financing Documents”) pursuant to a Subsidiary Guaranty dated May 5, 2023. The Company’s obligations to the Holder under the Financing Documents are subordinated to the Company’s obligations to its existing bridge lender.

In connection with the SPA, the Company issued to the Holder (i) warrants with an exercise period of five years to purchase up to 26,086 shares of the Company’s Common Stock at an exercise price of $11.50 per share (the “Warrants”), and (ii) 7,000 shares of the Company’s Common Stock as commitment shares (the “Commitment Shares”). The Company also entered into a Registration Rights Agreement with the Holder, dated May 5, 2023 (the “RRA”), which provides that the Company will file a registration statement to register the shares of Common Stock underlying the Warrants and the Commitment Shares, subject to the terms thereof.

On May 5, 2023, the Company issued a promissory note to SCS Capital Partners LLC in the aggregate principal amount of $200,000 (the “SCS Note”). The SCS Note bears interest at a rate of 10% per annum and is due and payable on May 5, 2024. If the Company’s PIPE financing closes in connection with the closing of its business combination, 100% of all unpaid principal under the Promissory Note and any accrued but unpaid interest are due and payable at the closing of the PIPE financing.

On May 8, 2023, the Company deposited $350,000 into the trust account of the Company which enabled the Company to extend the period of time it has to consummate its initial business combination by three months from May 8, 2023 to August 8, 2023 (the “Extension”). The Extension is the second of up to three three-month extensions permitted under the Company’s governing documents and provides the Company with additional time to complete its initial business combination.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, expect as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 18, 2023, SCS Capital LLC issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $250,000. The Promissory Note is non-interest bearing and shall be used to pay for general operating expenses.

On January 18, 2023 DHAC and the Sponsor, entered into a Backstop Agreement (the “Backstop Agreement”) pursuant to which DHAC agreed to offer on or prior to the closing of the Business Combination the PIPE Investors the option to purchase up to an additional 2,000 shares of Series A Preferred Stock initially convertible into 234,260 shares of DHAC common stock (the “Additional PIPE Shares” and together with the Initial PIPE Shares, the “PIPE Shares”), together with additional warrants to purchase up to 106,000 shares of DHAC common stock (the “Additional PIPE Warrants” and together with the Initial PIPE Warrants, the “PIPE Warrants”; the Additional PIPE Shares and Additional PIPE Warrants are referred to as the “Additional PIPE Securities”) pursuant to a participation right granted to the PIPE Investors under the PIPE Securities Purchase Agreement, in each case, on the same terms and conditions set forth in the PIPE Securities Purchase Agreement for an aggregate purchase price of up to $2,000,000 (such proceeds together with the proceeds from the Initial PIPE Financing, as increased pursuant to the amendment to the Backstop Agreement described below, the “Aggregate Closing PIPE Proceeds”). Pursuant to the Backstop Agreement, if the PIPE Investors do not elect to purchase all of the Additional PIPE Securities, the Sponsor has agreed to purchase any such unsubscribed Additional PIPE Securities concurrent with the closing of the transactions contemplated by the PIPE Securities Purchase Agreement on the same terms and conditions set forth in the PIPE Securities Purchase Agreement.

The Backstop Agreement contains customary representations, warranties, and agreements of the Company and the Sponsor and is subject to customary closing conditions and termination rights. If the conditions to the consummation of the Backstop Commitment contemplated by the Backstop Agreement are triggered, the closing of the sale of the Remaining Securities is expected to occur substantially concurrently with the closing of the transactions contemplated by the PIPE SPA.

On February 2, 2023 the Company has extended the date by which the Company must consummate an initial business combination (the “Deadline Date”) for an additional three months from February 8, 2023 to May 8, 2023. The extension is the first of three additional three-month extensions permitted under the Company’s governing documents and provides the Company with additional time to complete its initial business combination.

On February 1, 2023, the parties entered into a confidential settlement agreement. On February 3, 2023, Plaintiff’s counsel filed a notice of settlement with the court, requesting that the matter be placed on the inactive calendar for at least 30 days to allow the parties time to effectuate the terms of the settlement agreement. The parties filed a stipulation to dismiss the entire case with prejudice on April 7, 2023. See Note 6, Legal Claims for further detail.

On March 31, 2023, the Company received a letter (the “Letter”) from the staff at The Nasdaq Global Market (“Nasdaq Global”) notifying the Company that for the 30 consecutive trading days prior to the date of the Letter, the Company’s securities listed on Nasdaq Global (including the Common Stock, Units and Warrants) (the “Securities”) had traded at a value below the minimum $50,000,000 “Market Value of Listed Securities” (“MVLS”) requirement set forth in Nasdaq Listing Rule 5450(b)(2)(A), which is required for continued listing of the Company’s Securities on Nasdaq Global. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s Securities on Nasdaq Global.

In accordance with Nasdaq listing rule 5810(c)(3)(C), the Company has 180 calendar days, or until September 27, 2023, to regain compliance. The Letter notes that to regain compliance, the Company’s Securities must trade at or above a level such that the Company’s MVLS closes at or above $50,000,000 for a minimum of ten consecutive business days during the compliance period, which ends September 27, 2023. The Letter further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its Securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). If the Company does not regain compliance by September 27, 2023, Nasdaq staff will provide written notice to the Company that its Securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.

On April 11, 2023 but effective March 31, 2023, the Company entered into an amendment to the PIPE Securities Purchase Agreement to, among other things, (a) amend and restate the form of Certificate of Designation of the Series A Preferred Stock to provide the aggregate number of shares of Series A Preferred Stock issuable thereunder shall not exceed 15,000, (b) amend and restate the form of PIPE Warrant to correct an error in the redemption provision of the PIPE Warrants, and (c) revise certain closing conditions for the PIPE Financing.

On April 11, 2023 but effective March 31, 2023, the Sponsor and DHAC entered into an amendment to the Backstop Agreement to increase the Additional PIPE Shares that may be purchased pursuant to the Backstop Agreement from 2,000 shares of Series A Preferred Stock to 7,000 shares of Series A Preferred Stock, for an aggregate additional PIPE financing of up to $7,000,000, increasing the Aggregate Closing PIPE Proceeds to a total of $15,000,000.

Pursuant to the PIPE Securities Purchase Agreement and the Backstop Agreement, each as amended, any purchaser of Additional PIPE Securities will enter into a lock up agreement with the Company pursuant to which such purchaser will agree not to, subject to certain limited exceptions, (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase, make any short sale or otherwise dispose of or agree to dispose of, directly or indirectly, any Additional PIPE Securities, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities and Exchange Act of 1934, as amended and the rules and regulations of the Securities and Exchange Commission promulgated thereunder with respect to any Additional PIPE Securities owned directly by the purchaser (including holding as a custodian) or with respect to which the purchaser has beneficial ownership within the rules and regulations of the Securities and Exchange Commission, or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the purchaser’s Additional PIPE Securities, whether any such transaction described in clause (i) or (ii) above is to be settled by delivery of shares of DHAC Common Stock or other securities, in cash or otherwise, (3) make any demand for or exercise any right or cause to be filed a registration statement, including any amendments thereto, with respect to the registration of any Additional PIPE Securities or (4) publicly disclose the intention to do any of the foregoing.